PIMCO Funds

Supplement Dated January 2, 2015 to the

Real Return Strategy Funds Prospectus dated July 31, 2014, as supplemented from time to time

(the “Prospectus”)

Disclosure Related to the PIMCO CommoditiesPLUS® Strategy Fund,

PIMCO CommodityRealReturn Strategy Fund®, PIMCO Inflation Response Multi-Asset Fund,

PIMCO Real Return Fund, PIMCO Real Return Asset Fund and

PIMCO RealEstateRealReturn Strategy Fund, (the “Funds”)

Effective immediately, the PIMCO CommoditiesPLUS® Strategy Fund’s portfolio is jointly managed by Nicholas J. Johnson and Greg E. Sharenow. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO CommoditiesPLUS® Strategy Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Nicholas J. Johnson and Greg E. Sharenow. Each of Messrs. Johnson and Sharenow is an Executive Vice President of PIMCO. Mr. Johnson has managed the Fund since its inception in May 2010. Mr. Sharenow has managed the Fund since January 2015.

In addition, effective immediately, the PIMCO CommodityRealReturn Strategy Fund®’s portfolio is jointly managed by Mihir Worah, Nicholas J. Johnson and Jeremie Banet. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO CommodityRealReturn® Strategy Fund®’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Mihir Worah, Nicholas J. Johnson and Jeremie Banet. Mr. Worah is CIO Real Return and Asset Allocation and Managing Director of PIMCO, and he has managed the Fund since December 2007. Each of Messrs. Johnson and Banet is an Executive Vice President of PIMCO, and each has managed the Fund since January 2015.

In addition, effective immediately, the PIMCO Inflation Response Multi-Asset Fund’s portfolio is jointly managed by Mihir Worah and Nicholas J. Johnson. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO Inflation Response Multi-Asset Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Mihir Worah and Nicholas J. Johnson. Mr. Worah is CIO Real Return and Asset Allocation and Managing Director of PIMCO, and he has managed the Fund since its inception in August 2011. Mr. Johnson is an Executive Vice President of PIMCO, and he has managed the Fund since January 2015.

In addition, effective immediately, the PIMCO Real Return Fund’s portfolio is jointly managed by Mihir Worah and Jeremie Banet. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO Real Return Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Mihir Worah and Jeremie Banet. Mr. Worah is CIO Real Return and Asset Allocation and Managing Director of PIMCO, and he has managed the Fund since December 2007. Mr. Banet is an Executive Vice President of PIMCO, and he has managed the Fund since January 2015.

In addition, effective immediately, the PIMCO Real Return Asset Fund’s portfolio is jointly managed by Mihir Worah and Jeremie Banet. Therefore, effective immediately, the paragraph in the “Investment Adviser/

Portfolio Manager” section in the PIMCO Real Return Asset Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Mihir Worah and Jeremie Banet. Mr. Worah is CIO Real Return and Asset Allocation and Managing Director of PIMCO, and he has managed the Fund since December 2007. Mr. Banet is an Executive Vice President of PIMCO, and he has managed the Fund since January 2015.

In addition, effective immediately, the PIMCO RealEstateRealReturn Strategy Fund’s portfolio is jointly managed by Mihir Worah, Jeremie Banet and Nicholas J. Johnson. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO RealEstateRealReturn Strategy Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Mihir Worah, Jeremie Banet and Nicholas J. Johnson. Mr. Worah is CIO Real Return and Asset Allocation and Managing Director of PIMCO, and he has managed the Fund since December 2007. Each of Messrs. Banet and Johnson is an Executive Vice President of PIMCO, and each has managed the Fund since January 2015.

In addition, effective immediately, disclosure concerning the co-portfolio managers of the Funds in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO CommodityRealReturn Strategy® PIMCO Real Return PIMCO Real Return Asset PIMCO RealEstateRealReturn Strategy	Jeremie Banet	1/15 1/15 1/15 1/15

Executive Vice President, PIMCO. Mr. Banet first joined PIMCO in 2011 and rejoined the firm in 2014. He is a portfolio manager on the real return team. Prior to joining PIMCO, he worked on U.S. inflation trading at Nomura. Previously he was with BNP Paribas, most recently as head of U.S. inflation trading. Mr. Banet holds a Masters in Applied Economics.

PIMCO CommoditiesPLUS® Strategy PIMCO CommodityRealReturn Strategy® PIMCO Inflation Response Multi-Asset PIMCO RealEstateRealReturn Strategy	Nicholas J. Johnson	5/10* 1/15 1/15 1/15

Executive Vice President, PIMCO. He joined PIMCO in 2004 and previously managed the portfolio analyst group. Prior to joining PIMCO, he worked at NASA’s Jet Propulsion Laboratory, developing Mars missions and new methods of autonomous navigation.

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO CommoditiesPLUS® Strategy	Greg E. Sharenow	1/15

Executive Vice President, PIMCO. Mr. Sharenow joined PIMCO in 2011 and is a portfolio manager focusing on real assets. Prior to joining PIMCO, he was an energy trader at Hess Energy Trading, Goldman Sachs and DE Shaw. He was also previously senior energy economist at Goldman Sachs. He has 15 years of investment and financial services experience and holds bachelor’s degrees in mathematical methods in the social sciences and in economics from Northwestern University.

PIMCO CommodityRealReturn Strategy® PIMCO Inflation Response Multi-Asset PIMCO Real Return PIMCO Real Return Asset PIMCO RealEstateRealReturn Strategy	Mihir Worah	12/07 8/11* 12/07 12/07 12/07

CIO Real Return and Asset Allocation and Managing Director, PIMCO. Mr. Worah is a portfolio manager and head of the real return and multi-asset portfolio management teams. Prior to joining PIMCO in 2001, he was a postdoctoral research associate at the University of California, Berkeley, and the Stanford Linear Accelerator Center, where he built models to explain the difference between matter and anti-matter. In 2012 he co-authored “Intelligent Commodity Indexing,” published by McGraw-Hill. He has 12 years of investment experience and holds a Ph.D. in theoretical physics from the University of Chicago.

*	Inception of the Fund.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP1_010215

PIMCO Funds

Supplement dated January 2, 2015 to the

Statement of Additional Information dated July 31, 2014,

as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO CommoditiesPLUS® Strategy Fund,

PIMCO CommodityRealReturn Strategy Fund®, PIMCO Inflation Response Multi-Asset Fund,

PIMCO Real Return Fund, PIMCO Real Return Asset Fund and

PIMCO RealEstateRealReturn Strategy Fund, (the “Funds”)

Effective immediately, the PIMCO CommoditiesPLUS® Strategy Fund’s portfolio is jointly managed by Nicholas J. Johnson and Greg E. Sharenow. In addition, effective immediately, the PIMCO CommodityRealReturn Strategy Fund®’s portfolio is jointly managed by Mihir Worah, Nicholas J. Johnson and Jeremie Banet. In addition, effective immediately, the PIMCO Inflation Response Multi-Asset Fund’s portfolio is jointly managed by Mihir Worah and Nicholas J. Johnson. In addition, effective immediately, the PIMCO Real Return Fund’s portfolio is jointly managed by Mihir Worah and Jeremie Banet. In addition, effective immediately, the PIMCO Real Return Asset Fund’s portfolio is jointly managed by Mihir Worah and Jeremie Banet. In addition, effective immediately, the PIMCO RealEstateRealReturn Strategy Fund’s portfolio is jointly managed by Mihir Worah, Jeremie Banet and Nicholas J. Johnson.

Therefore, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI, and the following information is added:

	Total Number of Accounts	Total Assets of All Accounts (in $ millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $ millions)
Sharenow[32]
Registered Investment Companies	0	$0.00	0	$0.00
Other Pooled Investment Vehicles	0	$0.00	0	$0.00
Other Accounts	1	$213.73	1	$213.73

[32]	Effective January 2, 2015, Mr. Sharenow co-manages the PIMCO CommoditiesPLUS® Strategy Fund ($6,637.5 million). Total assets under management for the Fund is as of March 31, 2014.

In addition, effective immediately, the following sentences are added to the end of the paragraph immediately preceding the above table:

Effective January 2, 2015, the PIMCO CommoditiesPLUS® Strategy Fund’s portfolio is jointly managed by Nicholas J. Johnson and Greg E. Sharenow. In addition, effective January 2, 2015, the PIMCO CommodityRealReturn Strategy Fund®’s portfolio is jointly managed by Mihir Worah, Nicholas J. Johnson and Jeremie Banet. In addition, effective January 2, 2015, the PIMCO Inflation Response Multi-Asset Fund’s portfolio is jointly managed by Mihir Worah and Nicholas J. Johnson. In addition, effective January 2, 2015, the PIMCO Real Return Fund’s portfolio is jointly managed by Mihir Worah and Jeremie Banet. In addition, effective January 2, 2015, the PIMCO Real Return Asset Fund’s portfolio is jointly managed by Mihir Worah and Jeremie Banet. In addition, effective January 2, 2015, the PIMCO RealEstateRealReturn Strategy Fund’s portfolio is jointly managed by Mihir Worah, Jeremie Banet and Nicholas J. Johnson. Information pertaining to accounts managed by Mr. Sharenow is as of November 30, 2014.

Additionally, effective immediately, corresponding changes are made in the table in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI, and the following information is added:

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Sharenow[15]	PIMCO CommoditiesPLUS® Strategy	None

[15]	Effective January 2, 2015, Mr. Sharenow co-manages the PIMCO CommoditiesPLUS® Strategy Fund. Information for Mr. Sharenow pertaining to this Fund is as of November 30, 2014.

Investors Should Retain This Supplement For Future Reference

PIMCO_SUPP2_010215